INTANGIBLE ASSETS, NET (Details 1) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
2016	$ 13,591	$ 13,342
2017	5,947	9,590
2018	3,185	5,725
2019	136	383
Total	$ 22,859	$ 29,040	$ 49,255